Income Tax - Summary of Reconciliation of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Major components of tax expense (income) [abstract]
Profit before income tax	$ 42,611,823	$ 1,391,634	$ 81,763,628	$ 80,193,769
Income tax expense calculated at the statutory rates	18,763,311	612,780	35,906,719	33,697,736
Nontaxable expense (income) in determining taxable income	1,132,092	36,972	(177,734)	357,936
Tax-exempt income	(7,369,986)	(240,692)	(14,789,999)	(14,578,355)
Additional income tax on unappropriated earnings	(3,449,958)	(112,670)	844,855	3,684,138
Income tax credits	(1,921,721)	(62,760)	(2,514,002)	(1,654,821)
The origination and reversal of temporary differences	69,767	2,278	1,304,931	78,544
Income tax adjustments on prior years	(31,609)	(1,032)	(209,150)	(112,527)
Unrecognized deferred tax liability for temporary differences associated with investments	(2,557,436)	(83,522)	(3,523,716)	(6,135,120)
Unrecognized loss carryforwards	455,437	14,874	271,730	288,025
Withholding tax	12,433	406	31,900	87,175
House and land transactions income tax	201,633	6,585	0	0
Land value increment tax	0	0	0	117,341
Capital gains tax	0	0	0	2,113,700
Income tax expense recognized in profit or loss	$ 5,303,963	$ 173,219	$ 17,145,534	$ 17,943,772